Risk Management and Fair Values (Tables)	12 Months Ended
Mar. 31, 2025
Risk Management and Fair Values [Abstract]
Schedule of Subsidiaries are not Subject to Externally Imposed Capital Requirements

The Company and its subsidiaries are not subject to externally imposed capital requirements.

	March 31, 2025	March 31, 2024
Total loans and long-term related party payable	$1,875,355	$1,334,473
Less: cash and cash equivalents	(748,721)	(627,257)
Net debt	1,126,634	707,216
Total equity	$4,989,769	$4,253,659
Gearing ratio	23%	17%

Schedule of Remaining Contractual Maturity for its Non-Derivative Financial Liabilities

As at March 31, 2025

	Within 1 year	Over 1 year	Total
Bank loans and long-term related party payable	$371,558	$1,503,797	$1,875,355
Lease liability	493,103	6,412	499,515
Trade and other payables	1,946,266	-	1,946,266
Income tax payable	105,058	-	105,058
Related parties payables	$1,313	$-	$1,313
Total	$2,917,298	$1,510,209	$4,427,507